PREPAIDS AND ADVANCES (Details Textual) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Prepaid Insurance	$ 8,930	$ 17,633
Prepaid Expense and Other Assets, Current	3,119	519
Employee and Travel Advances	49,988	133,110
Prepaid Rent	$ 2,980	$ 54,296